CLOSURE AND RECLAMATION PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
CLOSURE AND RECLAMATION PROVISIONS
Schedule of Reclamation and Closure Provisions

	Caylloma $	San Jose $	Lindero $	Yaramoko $	Séguéla $	Total $
Balance as at December 31, 2023	15,950	10,358	14,485	14,233	10,777	65,803
Changes in estimate (1)	(1,259)	7,231	349	(128)	3,883	10,076
Reclamation expenditures	(259)	(2,035)	-	-	-	(2,294)
Accretion	924	922	636	619	450	3,551
Effect of changes in foreign exchange rates	-	(1,799)	-	-	-	(1,799)
Balance as at December 31, 2024	15,356	14,677	15,470	14,724	15,110	75,337
Less: current portion	(86)	(4,424)	-	-	-	(4,510)
Non-current portion	15,270	10,253	15,470	14,724	15,110	70,827
(1) The change in estimate for the San Jose mine of $7.2 million was included in other expenses in the Company's consolidated statements of income (loss) (see Note 22).

	Caylloma $	San Jose $	Lindero $	Yaramoko $	Séguéla $	Total $
Balance as at December 31, 2022	13,956	7,670	11,514	13,375	6,790	53,305
Changes in estimate	2,215	949	2,442	261	3,692	9,559
Reclamation expenditures	(1,011)	(192)	-	-	-	(1,203)
Accretion	790	777	529	597	295	2,988
Effect of changes in foreign exchange rates	-	1,154	-	-	-	1,154
Balance as at December 31, 2023	15,950	10,358	14,485	14,233	10,777	65,803
Less: current portion	(3,804)	(1,261)	-	-	-	(5,065)
Non-current portion	12,146	9,097	14,485	14,233	10,777	60,738

Schedule of Estimates Used in Reclamation and Closure Provisions

	Caylloma $	San Jose $	Lindero $	Yaramoko $	Séguéla $	Total $
Undiscounted uninflated estimated cash flows	18,087	16,917	16,616	15,127	16,891	83,638
Discount rate	6.12%	10.42%	4.86%	3.66%	3.81%
Inflation rate	3.20%	4.34%	2.63%	2.45%	2.19%